Summary of Significant Accounting Policies - Other Income (Deductions) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Change in COLI policies	$ 7,400	$ (500)	$ 5,300
Interest income	1,849	2,173	2,602
Equity AFUDC	2,289	3,008	1,995
Foreign currency transaction gain (loss)	(22)	(824)	(178)
Equity in earnings of unconsolidated investment - Western	69	310	107
Miscellaneous income and (expense)	(2,116)	(1,288)	(2,719)
Total other income (deductions)	$ 9,469	$ 2,879	$ 7,107